Business Combinations - Additional Information (Detail) € in Thousands, $ in Thousands								12 Months Ended
	Dec. 14, 2023 USD ($)	Dec. 14, 2023 EUR (€)	Dec. 16, 2022 USD ($)	Dec. 14, 2022 USD ($)	Dec. 14, 2022 EUR (€)	Jul. 01, 2022 USD ($)	Aug. 01, 2021 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2024 EUR (€)	Dec. 14, 2022 EUR (€)	Oct. 18, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill								$ 356,350	$ 353,645
Working capital adjustments								141
Contingent consideration								$ 21,932
Discount rate, measurement input [member] | Contingent consideration [member]
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities								6.45		6.45
CEPROCS S.R.L. [member]
Disclosure of detailed information about business combination [line items]
Payment of Purchase consideration													$ 566
Goodwill													$ 14
Acquisition related costs									$ 78
MOL Information Processing Services (I) Private Limited [Member]
Disclosure of detailed information about business combination [line items]
Payment of Purchase consideration								$ 17
Goodwill								1,298
Purchase consideration							$ 2,958	2,958
Amount of Deferred Consideration							$ 1,054
The Smart Cube [Member]
Disclosure of detailed information about business combination [line items]
Goodwill			$ 86,444
Purchase consideration			121,643
Working capital adjustments			(507)
Contingent consideration			15,761					$ 538
Deferred consideration			4,913
The Smart Cube [Member] | General and administrative expenses [member]
Disclosure of detailed information about business combination [line items]
Acquisition related costs			$ 2,130
The Smart Cube [Member] | Discount rate, measurement input [member] | Contingent consideration [member]
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities			4.93					6.45		6.45
The Smart Cube [Member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Contingent consideration			$ 0
The Smart Cube [Member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Contingent consideration			$ 17,286
OptiBuy [Member]
Disclosure of detailed information about business combination [line items]
Goodwill				$ 25,627
Purchase consideration				31,756							€ 30,192
Working capital adjustments	$ (308)	€ (280)
Contingent consideration				6,103				$ 2,192		€ 2,000	€ 5,800
Deferred consideration				1,052	€ 1,000
OptiBuy [Member] | General and administrative expenses [member]
Disclosure of detailed information about business combination [line items]
Acquisition related costs				$ 518
OptiBuy [Member] | Discount rate, measurement input [member] | Contingent consideration [member]
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities				2.9				2.9		2.9	2.9
OptiBuy [Member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Contingent consideration				$ 0							€ 0
OptiBuy [Member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Contingent consideration				$ 6,313							€ 6,000
Large Insurance Company [Member]
Disclosure of detailed information about business combination [line items]
Payment of Purchase consideration												$ 44,000
Goodwill												15,410
Purchase consideration												$ 44,000
Vuram Technology Solutions [Member]
Disclosure of detailed information about business combination [line items]
Goodwill						$ 110,714
Purchase consideration						170,347
Working capital adjustments						(141)
Contingent consideration						21,670
Deferred consideration						2,700
Vuram Technology Solutions [Member] | General and administrative expenses [member]
Disclosure of detailed information about business combination [line items]
Acquisition related costs						$ 1,209
Vuram Technology Solutions [Member] | Discount rate, measurement input [member] | Contingent consideration [member]
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities						2.75
Vuram Technology Solutions [Member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Contingent consideration						$ 0
Vuram Technology Solutions [Member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Contingent consideration						$ 22,300